Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended			17 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Restructuring programmes
Total charge	$ 717	$ 1,283	$ 251
Impairment loss (reversal of impairment loss) on property, plant and equipment included in restructuring costs	(4)	343	7
Impairment loss (reversal of impairment loss) on intangible assets included in restructuring costs	(17)	16	0
Severance costs
Restructuring programmes
Total charge	187	217	26
Accelerated depreciation and impairment
Restructuring programmes
Total charge	135	371	17
Other restructuring
Restructuring programmes
Total charge	395	695	208
Post Alexion Acquisition Group Review restructuring programme
Restructuring programmes
Total charge	675			$ 1,705
Cost of sales
Restructuring programmes
Total charge	266	722	53
Cost of sales | Rationalisation of manufacturing capacity and footprint
Restructuring programmes
Total charge	266
Distribution expense
Restructuring programmes
Total charge	2
Research and development expense
Restructuring programmes
Total charge	111	223	35
Selling, general and administrative costs
Restructuring programmes
Total charge	405	$ 338	162
Selling, general and administrative costs | Transfer of distribution contracts with third parties to AstraZeneca group companies
Restructuring programmes
Total charge	152
Selling, general and administrative costs | Rationalisation of commercial teams | CHINA
Restructuring programmes
Total charge	83
Other operating income and expense
Restructuring programmes
Total charge			$ 1
Reversal of expense of restructuring activities	$ (67)